Contingent liabilities and legal proceedings - Indus Towers merger (Details) € in Millions, shares in Millions, ₨ in Billions	1 Months Ended		2 Months Ended		12 Months Ended
	Nov. 30, 2020 EUR (€)	Nov. 30, 2020 INR (₨)	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2021 INR (₨) shares
Disclosure of contingent liabilities [line items]
Proceeds from sale of shares in joint venture					€ 446	€ 420
Purchase of interests in joint venture					445	13
Bharti Infratel and Indus Towers Merger | Vodafone Idea Limited
Disclosure of contingent liabilities [line items]
Prepayments in cash	€ 279	₨ 24.0
Vodafone India and Idea Cellular merger [Member]
Disclosure of contingent liabilities [line items]
Prepayments in cash						235	₨ 19.0
Estimated financial effect of contingent liabilities			€ 0		0
Secured bank loans received			1,400		1,400
Vodafone India and Idea Cellular merger [Member] | Maximum
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			743		743			₨ 64.0
Primary pledge | Bharti Infratel and Indus Towers Merger
Disclosure of contingent liabilities [line items]
Value of assets pledged as collateral for contingent liabilities			52		52	€ 544		4.4	₨ 47.0
Secondary pledge | Bharti Infratel and Indus Towers Merger | Maximum
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			€ 504		€ 504			₨ 42.5
Indus Towers | Primary pledge | Bharti Infratel and Indus Towers Merger
Disclosure of contingent liabilities [line items]
Primary pledge shares owned | shares						190.7			190.7
Number of previously pledged shares disposed | shares			190.7		190.7			190.7
Number of individual share transactions			2	2
Proceeds from sale of shares in joint venture			€ 452	₨ 38.1
Vodafone Idea Limited | Primary pledge | Bharti Infratel and Indus Towers Merger
Disclosure of contingent liabilities [line items]
Purchase of interests in joint venture			€ 393	₨ 33.7